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www.dechert.com

CHELSEA M. CHILDS

chelsea.childs@dechert.com

+1 617 728 7128  Direct

+1 617 426 6567  Fax

May 4, 2015

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:                             HIMCO Variable Insurance Trust (the “Trust”) on behalf of
HIMCO VIT High Yield Bond Fund (the “Fund”)

File Nos. 333-194995 and 811-22954

Dear Sir or Madam:

On behalf of the registrant listed above and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information relating to one series of the Trust. The interactive data relates to a supplement with respect to the Fund filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(c) on April 17, 2015.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

Any questions or comments on the filing should be directed to the undersigned at (617) 728-7128.

Sincerely,

/s/ Chelsea M. Childs

Chelsea M. Childs

cc:                                Brenda J. Page

Laura K. Kealey

John V. O’Hanlon